Employee Benefits - Summary of Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Remeasurements
Total recognized in other comprehensive income	₨ 46,751.0	$ 717.3	₨ (78,045.0)	₨ 49,062.3
Pension benefits [Member]
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	26.9	0.4	(264.1)	(203.4)
Actuarial (gains)/losses arising from changes in demographic assumptions	(160.3)	(2.5)	(9.6)	14.6
Actuarial (gains)/losses arising from changes in financial assumptions	228.8	3.5	160.1	38.7
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	105.0	1.6	(65.0)	61.7
Total recognized in other comprehensive income	200.4	3.0	(178.6)	(88.4)
Total recognized in income statement and statement of other comprehensive income	1,062.2	16.2	573.1	622.8
Post retirement medical benefits [Member]
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(114.0)	(1.7)	21.7
Actuarial (gains)/losses arising from changes in financial assumptions	(27.0)	(0.4)	218.2	78.4
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(289.6)	(4.4)	(104.6)	(165.3)
Total recognized in other comprehensive income	(430.6)	(6.5)	135.3	(86.9)
Total recognized in income statement and statement of other comprehensive income	₨ (198.0)	$ (2.9)	₨ 340.5	₨ 111.7